INCOME TAXES (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended		83 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013
Income Taxes [Line Items]
Loss before taxes	$ 3,325	$ 3,473	$ 11,447
Statutory tax rate of GlassesOff Inc.	35.00%	35.00%	35.00%
Tax benefit	1,164	1,216	4,006
Permanent differences	(174)	(226)	(1,196)
Valuation allowance	(800)	(673)	(2,195)
Differences in tax rate	(190)	(317)	(615)
Income Tax Expense (Benefit)	$ 0	$ 0	$ 0